Consolidated Statements of Financial Position (Parenthetical)	Mar. 31, 2020 $ / shares shares	Mar. 31, 2020 £ / shares shares	Mar. 31, 2019 $ / shares shares	Mar. 31, 2019 £ / shares shares
Statement of financial position [abstract]
Share capital, par value | (per share)	$ 0.16	£ 0.10	$ 0.16	£ 0.10
Share capital, authorized	60,000,000	60,000,000	60,000,000	60,000,000
Share capital, issued	49,733,640	49,733,640	51,153,220	51,153,220
Shares held in treasury, shares	0	0	1,101,300	1,101,300